Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2013	Dec. 26, 2012
Deferred assets:
Capital leases	$ 413	$ 560
Accrued vacation	621	658
Accrued legal	234
Deferred rent	1,898	4,476
Accrued workers' compensation	1,045	934
Enterprise zone and other credits	530	530
Net operating losses	54,960	47,160
Fixed assets	4,605	3,847
Deferred financing costs	19	431
Other	5,859	4,701
Deferred Tax Assets, Gross, Total	70,184	63,297
Valuation allowance	(65,110)	(58,779)
Net deferred tax assets	5,074	4,518
Deferred liabilities:
Goodwill	(7,357)	(5,723)
Trademark	(26,315)	(25,646)
Prepaid expense	(570)	(1,410)
Other	(2,777)	(2,313)
Deferred tax liabilities	(37,019)	(35,092)
Net deferred tax liabilities	$ (31,945)	$ (30,574)